Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Equity Interest	Lifezone was incorporated on December 8, 2022, as a holding company for Lifezone Holdings and acquired 100% of the equity interest in Lifezone Holdings on July 6, 2023.
	June 30, 2024		December 31, 2023
	Number of Shares	$	Number of Shares	$
Share capital
Lifezone Metals Limited
Number of ordinary shares in issue	78,275,357		78,269,952
Nominal average value per ordinary per share		0.0001		0.0001
Nominal value of ordinary total shares:		7,829		7,828

Schedule of Reconciliation of Shareholders' Equity Movement	This includes all current and prior period accumulated losses of Lifezone.
	June 30, 2024		Movements		December 31, 2023
	Number of Shares	$	Number of Shares	$	Number of Shares	$

Share capital, beginning
Exchanged for Issue of Lifezone Metal Limited shares	62,680,131	6,268	-	-	62,680,131	6,268
Previous GoGreen Sponsor shareholders	6,544,950	655	-	-	6,544,950	655
Previous GoGreen public shareholders	1,527,554	153	-	-	1,527,554	153
PIPE Investors	7,017,317	702	-	-	7,017,317	702
Simulus Vendors	500,000	50	-	-	500,000	50
Issue of Lifezone Metal Limited shares	78,269,952	7,828	-	-	78,269,952	7,828
Transactions with shareholders
Issue of shares from RSU awards	5,405	1	5,405	1	-	-
Total transactions with shareholders	5,405	1	5,405	1	-	-
Share capital, ending	78,275,357	7,829	5,405	1	78,269,952	7,828

Share premium		184,642,791		32,484		184,610,307
Equity issuance fees		(5,923,979)		-		(5,923,979)
Total share premium		178,718,812		32,484		178,686,328

Previous Lifezone Holdings shareholders earnouts		248,464,035		-		248,464,035
Previous Sponsor earnouts		17,094,750		-		17,094,750
Total shared-base payment reserve		265,558,785		-		265,558,785

Warrant reserves		15,017,257		-		15,017,257
Other reserves		(5,314,302)		1,500,000		(6,814,302)
Translations reserve		56,060		(21,873)		77,933
Redemption reserve		280,808		-		280,808
Accumulated deficit		(418,864,652)		(10,699,490)		(408,165,162)

Total Shareholders’ equity		35,460,597		(9,188,878)		44,649,475

Schedule of Stock Option Pricing Model of Monte Carlo Simulation Model	The fair value of earnouts has been independently valued based on a Monte Carlo simulation model. The assumptions used in the stock option pricing model were as below:
Inputs

Valuation Date	July 6, 2023
Stock Price as of Measurement Date / BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA assumption)	94.0%
Risk-Free Rate (5.00 Years)	4.28%

Schedule of Share Price Earnout Tranches
Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 - Triggering Event I	07/06/2023	07/06/2028	$14.00
Sale Threshold Price for Tranche 2 - Triggering Event II	07/06/2023	07/06/2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			Estimate
Change of Control Date			n/a
Probability of Change of Control			0%

Schedule of Fair Value of Earnouts Granted	There were no earnouts granted in the six months ended June 30, 2024.
	Share Options	Fair value per Option	Fair value $
Granted - Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted – Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at June 30, 2024	25,072,052		248,464,035
	Share Options	Fair value per Option	Fair value $
Granted – Sponsor shareholders ($14.00 per Share)	862,500	$9.98	8,607,750
Granted – Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at June 30, 2024	1,725,000		17,094,750

Schedule of Share Price Earnout Tranches	The assumptions used in the stock option pricing model were as below:
Valuation Date – date of warrant assumption	July 5, 2023
Unit Issuance Date	October 21, 2021
Announcement Date	December 13, 2022
Business Combination Date	July 5, 2023
Exercise Date	August 4, 2023
Expiration Date	July 5, 2028
First Trading Date	December 13, 2021
Stock Price as of Measurement Date	$11.44
Strike Price	$11.50
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$18.00
Days Above Threshold Price (Automatic Redemption)	20
Days Above Measurement Period	30
Probability of Acquisition	100%

Schedule of Fair Value of Outstanding Warrants	The number of warrants and fair value of outstanding Public Warrants as at June 30, 2024, was as follows:
	Number of Warrants	Fair value $
Balance as at January 1, 2023	-	-
Public Warrants ($11.50 per warrant)	13,800,000	14,490,000
Exercised	(76,350)	(80,168)
Outstanding as at December 31, 2023	13,723,650	14,409,833
Outstanding as at June 30, 2024	13,723,650	14,409,833
The number of warrants and fair value of outstanding Private Warrants as at June 30, 2024, was as follows:
	Number of Warrants	Fair value $
Balance as at January 1, 2023	-	-
Private Warrants ($11.50 per warrant)	667,500	607,425
Outstanding as at December 31, 2023	667,500	607,425
Outstanding as at June 30, 2024	667,500	607,425